Income and deferred tax - Reconciliation of effective tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Income (loss) before taxes	€ (193,977)	€ (80,593)	€ (153,956)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	€ 62,616	€ 26,015	€ 49,697
Non-deductible expenses	(33,773)	(8,274)	(59,543)
R&D tax credits	8,667	8,558	13,454
Tax free income	13,106	7,968	3,184
Permanent differences from GILTI	(778)	(156)	(3,724)
Tax effects from investments accounted for using the equity method	(683)	(8,373)	(5,152)
Deviation tax rates to expected tax rate	(992)	(1,343)	448
Change in tax rates		(251)	636
Change in recognition of deferred tax assets	(49,359)	(25,568)	(19,167)
Current Taxes related to prior years	328	(2,666)	156
Deferred Taxes related to prior years	(1,736)	556	(1,348)
Other	502	213	(341)
Tax income (expense) recognized in the income statement	€ (2,102)	€ (3,320)	€ (21,698)
Effective income tax rate	(1.08%)	(4.12%)	(14.09%)
Solidarity surcharge rate	15.825%
Trade tax rate	16.45%